SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of the components and classification of share-based compensation expense
The components and classification of share-based compensation expense related to stock options and RSUs for the years ended December 31, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
Stock options	$18	$16	$17
RSUs	69	149	123
Share-based compensation expense	$87	$165	$140

Research and development expenses	$8	$7	$6
Selling, general and administrative expenses	79	158	134
Share-based compensation expense	$87	$165	$140

Schedule of weighted-average assumption as of the date of grant using the Black Scholes option-pricing model
The fair values of all stock options granted for the years ended December 31, 2017, 2016 and 2015 were estimated as of the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	2017	2016	2015
Expected stock option life (years)	3.0	3.3	3.4
Expected volatility	67.3%	75.0%	44.5%
Risk-free interest rate	1.8%	1.1%	1.3%
Expected dividend yield	—%	—%	—%

Summary of stock option activity
The following table summarizes stock option activity during 2017:

(in millions, except per share amounts)	Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2017	4.1	$49.57
Granted	1.6	$14.28
Exercised	(0.1)	$5.16
Expired or forfeited	(1.1)	$63.72
Outstanding, December 31, 2017	4.5	$34.65	8.1	$10
Vested and expected to vest, December 31, 2017	4.2	$35.22	8.0	$9
Vested and exercisable, December 31, 2017	1.4	$58.80	6.6	$—

Summary of non-vested time-based RSU activity
The following table summarizes non-vested time-based RSU activity during 2017:

(in millions, except per share amounts)	Time-Based RSUs	Weighted- Average Grant-Date Fair Value Per Share
Non-vested, January 1, 2017	2.7	$43.96
Granted	3.6	$11.92
Vested	(1.0)	$57.34
Forfeited	(0.6)	$19.24
Non-vested, December 31, 2017	4.7	$19.09

Schedule of assumptions used to calculate the fair values of performance-based RSUs
The fair values of performance-based RSUs granted during 2017, 2016 and 2015 were estimated with the following assumptions:

	2017	2016	2015
Contractual term (years)	3.0	3.0 - 4.0	2.8 - 6.3
Expected Company share volatility	67.2% - 77.2%	78.2% - 81.4%	40.9% - 60.3%
Risk-free interest rate	1.7% - 1.8%	1.0% - 1.2%	1.1% - 2.1%

Summary of non-vested performance-based RSU activity
The following table summarizes non-vested performance-based RSU activity during 2017:

(in millions, except per share amounts)	Performance-based RSUs	Weighted- Average Grant-Date Fair Value Per Share
Non-vested, January 1, 2017	1.8	$81.68
Granted	0.4	$16.06
Vested	(0.1)	$211.34
Forfeited	(0.3)	$135.18
Non-vested, December 31, 2017	1.8	$48.55